Note Payable – In Default	12 Months Ended
Oct. 31, 2021
Debt Disclosure [Abstract]
NOTE PAYABLE – IN DEFAULT

NOTE 6 – NOTE PAYABLE – IN DEFAULT

On July 3, 2015, the Company entered into a promissory note payable with a principal amount of $33,000. The note bore interest at a rate of 5% per year and had a maturity date of September 1, 2016. During the year ended December 31, 2018, the Company repaid $18,000 of outstanding principal. During the year ended December 31, 2020, the Company paid the outstanding principal balance of the note payable in full which amounted to $3,738. As of December 31, 2020, the note payable had no outstanding balance.